Capital	12 Months Ended
Dec. 31, 2020
Capital
Capital

C10     Capital

C10.1  Group objectives, policies and processes for managing capital

(i)     Capital measure

The Group manages its Group LCSM capital resources as its measure of capital. At 31 December 2020, estimated Group shareholder LCSM capital resources is $ 15.8 billion (31 December 2019: $14.0 billion).

(ii)    External capital requirements

The Hong Kong Insurance Authority (IA) assumed the role of the group-wide supervisor for the Prudential Group following the demerger of M&G plc in October 2019. Ultimately, Prudential plc will become subject to the Group -wide Supervision (GWS) Framework. The primary legislation was enacted in July 2020 and will come into operation on 29 March 2021. The relevant subsidiary legislation, including the Insurance (Group Capital) Rules, were tabled before the Legislative Council on 6 January 2021 and will also come into operation on 29 March 2021. The GWS Framework is expected to be effective for Prudential upon designation by the Hong Kong IA in the second quarter of 2021, subject to transitional arrangements.

Until Hong Kong’s GWS Framework comes into force, Prudential applies the local capital summation method (LCSM) that has been agreed with the Hong Kong IA to determine Group regulatory capital requirements (both minimum and prescribed levels). The GWS Framework is expected to be largely consistent with that applied under LCSM with the exception of the treatment of debt instruments which will be subject to transitional arrangements under the GWS Framework. Prudential’s initial analysis indicates that all debt instruments (senior and subordinated) issued by Prudential will meet the transitional conditions set by the Hong Kong IA and will be included as eligible Group capital resources, although this will be subject to approval by the Hong Kong IA. The LCSM surplus represents the summation of capital resources across local solvency regimes for regulated entities of the Group and IFRS net assets (with some adjustments) for non-regulated entities less the summation of local statutory capital requirements across the Group, with no allowance for diversification between business operations.

(iii)   Meeting of capital management objectives

The Group minimum capital requirement has been met during 2020.

As well as holding sufficient capital to meet LCSM requirements at Group level, the Group also closely manages the cash it holds within its central holding companies so that it can:

-	Fund new opportunities;
-	Maintain flexibility and absorb shock events;
-	Cover central costs; and
-	Fund dividends.

Reserve adequacy testing under a range of scenarios and dynamic solvency testing is carried out, including under certain scenarios mandated by the Asia and US regulators.

The Group manages its assets, liabilities and capital locally, in accordance with local regulatory requirements and reflecting the different types of liabilities in each business unit. As a result of the diversity of products offered by Prudential and the different regulatory regimes under which it operates, the Group employs differing methods of asset/liability and capital management, depending on the business concerned.

The sensitivity of liabilities and other components of total capital vary depending upon the type of business concerned and this conditions the approach to asset/liability management.

C10.2  Local capital regulations

(i)     Asia insurance operations

The local valuation basis for the assets, liabilities and capital requirements of significant operations in Asia are:

China JV

A risk-based capital, risk management and governance framework, known as the China Risk Oriented Solvency System (C-ROSS), applies in China. Under C-ROSS, insurers are required to maintain a core solvency ratio (core capital over minimum capital) and a comprehensive solvency ratio (capital resources over minimum capital) of not lower than 50 per cent and 100 per cent, respectively. The review of C-ROSS by the China Banking Insurance Regulatory Commission (CBIRC) has resulted in elevating the relevant principles of C-ROSS into regulatory requirements.

The actual capital is the difference between the admitted assets and admitted liabilities with trading and available-for-sale assets marked-to-market and other assets at book value. Policyholder liabilities are based on a gross premium valuation method using best estimate assumptions with a separate risk margin.

Hong Kong

The capital requirements set out in the regulations vary by underlying risk type and duration of liabilities, but are generally determined as a percentage of mathematical reserves and capital at risk.

Mathematical reserves are based on a net premium valuation method using assumptions which include a suitable margin for prudence. The valuation interest rate used to value long-term liabilities reflects a blend between the prudent assessment of the portfolio yield and the reinvestment yield subject to a maximum of the prudent portfolio yield. The approach used to determine the reinvestment yield for reserving allows for average yields thus the impact of movements in interest rates are reflected in the valuation interest rate over time. The basis of calculation was updated in 2020 in line with a circular issued by the Hong Kong IA. The capital resources are based on assets that are marked-to-market. The nature of the current regulatory regime means that the duration of statutory liabilities is longer than would be expected on an economic basis and hence there is an inherent mismatch with the assets that are managed on a more realistic basis. The Hong Kong IA is in the process of developing a risk-based capital framework with several quantitative impact studies performed over the past few years, implementation of this framework is targeted by 2024 but the exact timing is uncertain.

Indonesia

Solvency capital is determined using a risk-based capital approach. The capital resources are based on assets that are marked-to-market, with policyholder liabilities based on a gross premium valuation method using best estimate assumptions with a suitable margin for prudence. Liabilities are zeroised at a policy level (ie negative liabilities are not permitted at a policy level). For unit-linked policies an unearned premium reserve is established.

Malaysia

A risk-based capital framework applies in Malaysia. The local regulator, Bank Negara Malaysia (BNM), has set a Supervisory Target Capital Level of 130 per cent below which supervisory actions of increasing intensity will be taken. Each insurer is also required to set its own Individual Target Capital Level to reflect its own risk profile and this is expected to be higher than the Supervisory Target Capital Level.

The capital resources are based on assets that are marked-to-market, with policyholder liabilities based on a gross premium valuation method using best estimate assumptions with a suitable margin for prudence. Liabilities are zeroised at a fund level (ie negative liabilities are not permitted at a fund level). The BNM has initiated a review of its RBC framework. An exposure draft on Valuation of Insurance and Takaful Liabilities was issued on 24 December 2019 to gather industry feedback by 15 April 2020. The exact timing of implementation of potential revisions remains uncertain.

Market liberalisation measures were introduced by BNM in April 2009, which increases the limit from 49 per cent to 70 per cent on foreign equity ownership for insurance companies and Takaful operators in Malaysia. A higher foreign equity limit beyond 70 per cent for insurance companies will be considered by BNM on a case by case basis, for example, for companies who support expansion of providing insurance coverage to the most vulnerable in Malaysian society.

Singapore

A risk-based capital framework applies in Singapore. The regulator also has the authority to direct that the insurer satisfies additional capital adequacy requirements in addition to those set forth under the Singapore Insurance Act if it considers such additional requirements appropriate. The capital resources are based on assets that are marked-to- market, with policyholder liabilities based on a gross premium valuation method using best estimate assumptions with a suitable margin for prudence. The updated risk-based capital framework (RBC2) came into effect on 31 March 2020 and this permits the recognition of a prudent allowance for negative reserves in the capital resources.

(ii)    US insurance operations

The regulatory framework for Jackson is governed by the requirements of the US NAIC-approved Risk-Based Capital standards. Under these requirements life insurance companies report using a formula-based capital standard, which includes components calculated by applying after-tax factors to various asset, premium and reserve items and a separate model-based component for market risk and interest rate risk associated primarily with variable annuity products.

(iii)   Asset management operations – regulatory and other surplus

Certain asset management subsidiaries of the Group are subject to local regulatory requirements. The movement in the year of the estimated surplus regulatory capital position of those subsidiaries, combined with the movement in the IFRS basis shareholders’ equity for unregulated asset management operations, is as follows:

	2020 $m			2019 $m
			Total asset	Total asset
Regulatory and other surplus	Eastspring	US	management	management
Balance at 1 Jan	376	6	382	1,271
Removal of discontinued UK and Europe operations	—	—	—	(846)
Gains (losses) during the year	223	(1)	222	238
Movement in capital requirement	48	—	48	(32)
Capital injection	65	—	65	(10)
Distributions made to the Parent Company	(204)	—	(204)	(213)
Exchange and other movements	(49)	—	(49)	(26)
Balance at 31 Dec	459	5	464	382

C10.3  Transferability of capital resources

For Asia, the amounts retained within the insurance companies are at levels that provide an appropriate level of capital strength in excess of the local regulatory minimum. The businesses in Asia may, in general, remit dividends to parent entities, provided the statutory insurance fund meets the local regulatory solvency requirements and there are sufficient statutory accounting profits. For with-profits funds, the excess of assets over liabilities is retained within the funds, with distribution to shareholders tied to the shareholders’ share of declared bonuses.

Jackson can pay dividends on its capital stock only out of earned surplus unless prior regulatory approval is obtained. Furthermore, dividends that exceed the greater of statutory net gain from operations less net realised investments losses for the prior year or 10 per cent of Jackson’s prior year end statutory surplus, excluding any increase arising from the application of permitted practices, require prior regulatory approval.

Capital resources of the non-insurance business units is transferable after taking account of an appropriate level of operating capital, based on local regulatory solvency requirements, where relevant.